Note 9 - Finance Costs - Schedule of Finance Costs (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Interest on leases and other interest	$ 143,058	$ 616,286
Interest and fees on term loans (note 15 (a))	401,286	436,996
Interest expense	$ 544,344	$ 1,053,282